UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   601 Union Street, Suite 3900
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Rudolf
Title:     Managing Director
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Matthew C. Rudolf          Seattle, Washington            November 17, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      73

Form 13F Information Table Value Total:      $140,225


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
ABBOTT LABS                         COM        002824100      260     6100  SH          Sole               6100
ALBANY INTL CORP CL A               COM        012348108     1954    63353  SH          Sole              63353
ALCOA INC                           COM        022249106     2422    92600  SH          Sole              92600
ALTRIA GROUP, INC.                  COM        02209S103      307     7000  SH          Sole               7000
AMGEN INC COM                       COM        031162100     9072   140603  SH          Sole             140603
ANADARKO PETROLEUM CORP.            COM        032511107     3303    79100  SH          Sole              79100
ANNUITY & LIFE RE HOLDINGS TD       ORD        g03910109     4495  3908600  SH          Sole            3908600
AOL TIME WARNER Inc.                COM        00184A105      568    37575  SH          Sole              37575
APPLERA CORP CELERA GENOMICS GR     COM        038020202      143    12194  SH          Sole              12194
ARCHER DANIELS MIDLAND              COM        03948310       218    16600  SH          Sole              16600
BANK OF AMERICA CORP COM            COM        066050105      261     3348  SH          Sole               3348
BERKSHIRE HATHAWAY CLASS B          CL B       084670207     2369      949  SH          Sole                949
BP PLC                            SPON ADR     055622104      307     7296  SH          Sole               7296
BRISTOL MYERS SQUIBB COM            COM        110122108      230     8960  SH          Sole               8960
BURLINGTON RES INC COM              COM        122014103     1092    22650  SH          Sole              22650
CASCADE NATURAL GAS CORP            COM        147339105      216    11000  SH          Sole              11000
CHEVRON TEXACO CORP.                COM        166764100     2897    40550  SH          Sole              40550
CITIGROUP INC                       COM        172967101      824    18100  SH          Sole              18100
COHEN & STEERS REIT & PFD INCM      COM        19247X100      816    33200  SH          Sole              33200
CORIXA CORP                         COM        21887F100     1488   184100  SH          Sole             184100
CURAGEN CORP.                    SDCV 6% 2/0   23126RAC5      809  1000000  PRN         Sole
DIME Bancorp Inc New             *W EXP 99/99  25429Q110        3    21000  SH          Sole              21000
DU PONT E I DE NEMOURS              COM        263534109     3001    75006  SH          Sole              75006
E M C CORP MASS COM                 COM        268648102      163    12900  SH          Sole              12900
EQUITY RESIDENT PPTYS SH BEN INT  SH BEN INT   29476L107     1850    63175  SH          Sole              63175
EXXON MOBIL CORP                    COM        30231G102     3065    83748  SH          Sole              83748
FRISCO BAY INDS LTD                 COM        358751105      944   115550  SH          Sole             115550
GENERAL ELEC CO COM                 COM        369604103     3485   116910  SH          Sole             116910
GILLETTE CO COM                     COM        375766102     2504    78300  SH          Sole              78300
GRANT PRIDECO INC                   COM        38821G101      581    57000  SH          Sole              57000
GREY WOLF INC                       COM        39788810       418   120000  SH          Sole             120000
HELLENIC TELECOMMUNICATIONS ADR   SPON ADR     423325307     1152   212200  SH          Sole             212200
HUMANA INC COM                      COM        444859102     1937   107300  SH          Sole             107300
INCYTE GENOMICS  5.5%           Note 5.5% 2/0  245337cac6    2854  3762000  PRN         Sole
INTL PAPER CO COM                   COM        460146103     2175    55750  SH          Sole              55750
JAPAN EQUITY FUND INC               COM        471057109      186    28500  SH          Sole              28500
LEVEL 3 COMMUNICATIONS INC          COM        52729n100      125    23000  SH          Sole              23000
LEXENT INC                          COM        52886Q102      125    85000  SH          Sole              85000
LUCENT TECHNOLOGIES COM             COM        549463107       59    27400  SH          Sole              27400
LYONDELL PETROCHEMICAL  CO          COM        552078107      767    60000  SH          Sole              60000
MAGNUM HUNTER RESOURCES INC         COM        55972F203     2117   264900  SH          Sole             264900
MERCK & CO INC COM                  COM        589331107      232     4590  SH          Sole               4590
METRO ONE TELECOMMUNICATIONS        COM        59163F105      473   135571  SH          Sole             135571
MICROSOFT CORP COM                  COM        594918104    33807  1216066  SH          Sole            1216066
NATIONAL OILWELL INC                COM        637071101     1199    66100  SH          Sole              66100
NUVEEN INVT QUALITY MUNI FUND       COM        67062e103      837    55200  SH          Sole              55200
NUVEEN PFD & CONV INCOME FD 2     COM SHS      67073d102     1142    80600  SH          Sole              80600
NUVEEN PFD & CONVERT INCOME FD      COM        67073b106      530    37000  SH          Sole              37000
NUVEEN QUALITY PFD INCOME FD 2      COM        67072c105      228    15100  SH          Sole              15100
OIL SERVICE HOLDERS TRUST         DEP RCPT     678002106     4268    74095  SH          Sole              74095
PEROT SYSTEMS Corp.                 COM        714265105      851    85140  SH          Sole              85140
PFIZER INC                          COM        717081103     2698    88800  SH          Sole              88800
PIMCO MUNICIPAL INCOME FUND         COM        72201A103     3570   251400  SH          Sole             251400
PUTNAM MASTR INTR INCM SH BEN     SH BEN       746909100     1337   208600  SH          Sole             208600
QUIPP INC COM                       COM        748802105      375    29181  SH          Sole              29181
RAYTHEON CO                         COM        75511150      4886   174500  SH          Sole             174500
READERS DIGEST ASSN CL A NON VTG    COM        755267101     1263    90300  SH          Sole              90300
SAFECO CORP COM                     COM        786429100     4021   113750  SH          Sole             113750
SCHWAB CHARLES CP NEW               COM        808513105      367    30800  SH          Sole              30800
SOMERA COMMUNCATIONS INC            COM        834458101      116    63200  SH          Sole              63200
STRYKER CORP COM                    COM        863667101      452     6000  SH          Sole               6000
TEXAS INDUSTRIES INC                COM        882491103      755    30700  SH          Sole              30700
TIDEWATER INC                       COM        886423102     2567    90700  SH          Sole              90700
TITAN PHARMACEUTICALS INC DEL       COM        888314101      147    58800  SH          Sole              58800
TRANSOCEAN SEDCO FOREX INC          ORD        G90078109     2330   116500  SH          Sole             116500
TRAVELERS PROPERTY CAS CORP.        CL B       89420G406     2368   149100  SH          Sole             149100
US BANCORP DEL COM                  COM        902973106      253    10547  SH          Sole              10547
UST INC                             COM        90291110       925    26303  SH          Sole              26303
VAN KAMPEN NEW YORK QUALITY MUNI    COM        920922101      191    12700  SH          Sole              12700
VECTOR GROUP LTD 6.25%          Note 6.25% 7/1 92240MAC2     1780  2000000  PRN         Sole
WASHINGTON MUT INC COM              COM        939322103     4286   108853  SH          Sole             108853
WYETH                               COM        983024100      231     5000  SH          Sole               5000
ZWEIG TOTAL RETURN FUND INC         COM        98983710       181    37100  SH          Sole              37100